UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 1999


        Check here if Amendment [ ]; Amendment Number:

                  This Amendment (Check only one):

                                [   ] is a restatement.
                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:               Thomas W. Smith
                        --------------------------------------------------------
    Address:            323 Railroad Avenue   Greenwich    CT        06830
                        --------------------  ---------  ------- ---------------
                              (Street)          (City)   (State)     (Zip)

    Form 13F File Number:         28-1909

                  The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:                 Thomas W. Smith
         Title:                Investment Manager
         Phone:                203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         November 15, 1999
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


   Number of Other Included Managers:                      1

   Form 13F Information Table Entry Total:                 45
                                                           --

   Form 13F Information Table Value Total:                 $946,696  (thousands)
                                                           --------



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.



List of Other Included Managers:

No.              Form 13F File No.:                          Name:
01               28-3444                                     Thomas N. Tryforos


Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE   SHARES/   SH/    PUT/  INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT   PRN    CALL  DSCRETN  MANAGERS   SOLE      SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------

POSITION A                     COM                       3319  101450    SH            SOLE               101450

POSITION A                     COM                      31151  952070    SH            OTHER       01     952070

POSITION B                     COM                       1650   86820    SH            SOLE                86820

POSITION B                     COM                      33381  1756900   SH            OTHER       01    1756900

POSITION C                     COM                       5831   388700   SH            OTHER       01     388700

POSITION D                     COM                         19      820   SH            SOLE                  820

POSITION D                     COM                      21895   959800   SH            OTHER       01     959800

POSITION E                     COM                      20520  1765195   SH            OTHER       01    1765195

COPART, INC.                   COM     2172041061          19     1048   SH            SOLE                 1048

COPART, INC.                   COM     2172041061       16467   893600   SH            OTHER       01     893600

CREDIT ACCEPTANCE CORP         COM     225310101         2761   460148   SH            SOLE               460148

CREDIT ACCEPTANCE CORP         COM     225310101        24500  4083370   SH            OTHER       01    4083370

CATALINA MARKETING             COM     148867104         3362    39640   SH            SOLE                39640

CATALINA MARKETING             COM     148867104        71531   843400   SH            OTHER       01     843400

CONCORD EFS                    COM     206189102        62094  3010609   SH            OTHER       01    3010609

CONSECO, INC.                  COM     208464107         4877   256676   SH            SOLE               256676

CONSECO, INC.                  COM     208464107        46132  2427985   SH            OTHER       01    2427985

COUNTRYWIDE CREDIT IND. INC.   COM     2223721042        2025    62787   SH            SOLE                62787

FASTENAL CO.                   COM     3119001044         379     8033   SH            SOLE                 8033

FASTENAL CO.                   COM     3119001044       46946   996200   SH            OTHER       01     996200

FOREST LABORATORIES, INC.      COM     345838106        10099   239745   SH            SOLE               239745

FOREST LABORATORIES, INC.      COM     345838106        29858   708800   SH            OTHER       01     708800

IRON MOUNTAIN, INC.            COM     46284P104        38804  1145500   SH            OTHER       01    1145500

LIFE TECHNOLOGIES              COM     532177201           50     1220   SH            SOLE                 1220

LIFE TECHNOLOGIES              COM     532177201        31021   756600   SH            OTHER       01     756600

MACDERMID, INC.                COM     554273102         1124    33000   SH            SOLE                33000

MACDERMID, INC.                COM     554273102        54640  1604108   SH            OTHER       01    1604108

MEDAPHIS CORP.                 COM     584028104          372   108350   SH            SOLE               108350

MEDAPHIS CORP.                 COM     584028104         5295  1540427   SH            OTHER       01    1540427

MEMBERWORKS INC.               COM     5860021070          22      668   SH            SOLE                  668

MEMBERWORKS INC.               COM     5860021070       31523   944500   SH            OTHER       01     944500

PAXAR CORP.                    COM     704227107         2213   232964   SH            SOLE               232964

PAXAR CORP.                    COM     704227107        33606  3537464   SH            OTHER       01    3537464

PIERCE LEAHY CORP.             COM     720722107         7302   307432   SH            SOLE               307432

PIERCE LEAHY CORP.             COM     720722107        41833  1761400   SH            OTHER       01    1761400

PRE-PAID LEGAL SERVICES. INC.  COM     7400651007       11137   282843   SH            SOLE               282843

PRE-PAID LEGAL SERVICES. INC.  COM     7400651007       87826  2230500   SH            OTHER       01    2230500

SCOTTS COMPANY                 COM     8101861065        2829    81702   SH            SOLE                81702

SCOTTS COMPANY                 COM     8101861065          69     2000   SH            OTHER       01       2000

SEI INVESTMENTS                COM     784117103        17505   196064   SH            SOLE               196064

SEI INVESTMENTS                COM     784117103       128342  1437500   SH            OTHER       01    1437500

SMITHFIELD FOODS               COM     832248108          562    21000   SH            SOLE                21000

WALT DISNEY COMPANY            COM     2546871060         272    10497   SH            SOLE                10497

WORLD ACCEPTANCE CORP.         COM     981419104          576   107150   SH            SOLE               107150

WORLD ACCEPTANCE CORP.         COM     981419104        10957  2038600   SH            OTHER       01    2038600
